Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

Identity of issue, borrower, lessor, or similar party	Description of Investment
		Shares/units	Cost	Current value
	Common/collective trust funds:
BlackRock	BlackRock Equity Index Fund J	19,626,978	**	319,750,944
BlackRock	BlackRock Lifepath Index Retirement N Fund	10,772,858	**	171,544,836
BlackRock	BlackRock Lifepath Index 2030 N Fund	9,293,851	**	169,659,246
BlackRock	BlackRock Lifepath Index 2035 N Fund	10,494,254	**	208,289,949
BlackRock	BlackRock Lifepath Index 2040 N Fund	8,469,705	**	181,290,652
BlackRock	BlackRock Lifepath Index 2045 N Fund	7,544,227	**	172,489,700
BlackRock	BlackRock Lifepath Index 2050 N Fund	4,270,423	**	102,125,036
BlackRock	BlackRock Lifepath Index 2055 N Fund	2,921,006	**	71,025,416
BlackRock	BlackRock Lifepath Index 2060 N Fund	1,564,539	**	38,069,458
BlackRock	BlackRock Lifepath Index 2065 N Fund	486,812	**	9,729,420
BlackRock	BlackRock Mid-Capitalization Equity Index Fund M	8,514,773	**	110,222,028
BlackRock	BlackRock MSCI EAFE Equity Index Fund M	2,597,237	**	72,077,995
BlackRock	BlackRock Russell 2000 Index Fund M	7,995,772	**	106,277,395
BlackRock	BlackRock US Treasury Inflation Protected Securities Fund	2,651,197	**	34,134,392
BlackRock	BlackRock US Debt Index Fund M	2,838,270	**	36,541,304
Fidelity Investments	Fidelity Advisor International Capital Appreciation Fund Z	5,522,146	**	80,789,002
*PGI	Principal Global Investors CIT Real Estate Securities Fund	44,238	**	10,030,623
Galliard	Galliard Stable Return PI	1,648,707	**	198,471,359
	Corporate bond funds:
Baird	Baird Core Plus Bond Fund Class Institutional	7,320,027	**	75,469,478
*PGI	PGIM Global Total Return Fund	2,372,956	**	12,837,691
	Mutual funds:
Harbor Funds	Harbor Capital Appreciation Institutional Fund	13,734,461	**	280,320,340
Vanguard	Vanguard Wellington Fund	6,062,236	**	467,944,021
Vanguard	Vanguard Equity Income Fund Admiral	1,235,500	**	114,790,317
Vanguard	Vanguard ST Inv-Grade Adm Fd	2,295,787	**	24,148,716
Vanguard	Vanguard Treasury MM Inv Fd	17,550,942	**	17,549,166
	Common stock:
CNNE	Cannae Holdings, Inc. Frozen Stock Fund	1,150,836	**	7,995,768
FG	F&G Annuities & Life, Inc Frozen Stock Fund	707,563	**	11,398,082
	Employer common stock:
*FNF	Fidelity National Financial, Inc.	5,308,826	**	183,487,465
FIDELITY NATIONAL FINANCIAL GROUP
401(k) PROFIT SHARING PLAN

Supplemental Schedule H, Line 4i - Schedule of Assets (Held at End of Year) - continued

December 31, 2025

Identity of issue, borrower, lessor, or similar party	Description of Investment	Shares/units	Cost	Current value

*** *Participant loans	Participant loans, various maturities, interest rates 4.25% - 9.50%, balances collateralized by participant account, a total of 6,293 loans are outstanding with maturity dates from one to ten years through 2035			51,004,384
				$3,339,464,183
___________
*     Party in interest.
** Cost information has not been included because investments are participant directed.
*** The accompanying financial statements classify participant loans as notes receivable from participants